Organization and Business Operations (Details)					3 Months Ended	12 Months Ended
	Mar. 08, 2023 USD ($) shares	Mar. 06, 2023 USD ($) item $ / shares shares	Mar. 12, 2021 USD ($) $ / shares shares	Nov. 17, 2020 item	Mar. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Mar. 15, 2021 USD ($)
Organization and Business Operations
Condition for future business combination number of businesses minimum | item				1
Proceeds from issuance of Private Placement Warrants							$ 9,170,000
Deferred underwriting fee					$ 11,672,500	$ 11,672,500	11,672,500
Investment of cash into Trust Account					$ 150,000		333,500,000
Maturity term of U.S. government securities					185 days	185 days
Maximum allowed dissolution expenses					$ 100,000	$ 100,000
Maximum number of times for extend the date by which the Company has to consummate a business combination | item		3
Additional extension period each time for the Company to consummate a business combination		1 month
Number of shares exercised | shares		31,502,931
Cash released from trust account		$ 321,160,140
Price per share of cash released from trust account | $ / shares		$ 10.19
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%	100.00%
Threshold period from closing of public offering entity is obligated to complete Business Combination					24 months	24 months
Threshold business days for redemption of public shares					10 days	10 days
Cash					$ 3,975	$ 374,304	803,309
Accrued taxes paid from trust account					415,819	1,063,635
Working capital (deficit)					6,551,786	1,655,967	443,428
Working capital, net of taxes						1,655,967
Aggregate purchase price							25,000
Redemption of class A shares | shares	31,502,931
Total amount of redemption of class A shares	$ 321,160,140				2,422,374		29,883,298
Excise tax payable					3,211,601
Excise tax liability redeemed (in percent)	1.00%
DTOC Class A ordinary shares
Organization and Business Operations
Aggregate shares issued upon conversion | shares		8,262,500
Promissory Note - Sponsor, One
Organization and Business Operations
Interest rate percentage		0.00%
Promissory Note - Sponsor, Two
Organization and Business Operations
Face amount of debt		$ 150,000
Interest rate percentage		0.00%
Sponsor
Organization and Business Operations
Investment of cash into Trust Account		$ 150,000
Sponsor | Founder Shares
Organization and Business Operations
Aggregate purchase price			$ 25,000
Proceeds from related party debts			300,000
Sponsor | Promissory Note - Sponsor, One
Organization and Business Operations
Proceeds from related party debts			$ 300,000
Working capital loans warrant
Organization and Business Operations
Outstanding balance of related party note					$ 0	$ 0	$ 0
Working capital loans warrant | Related Party Loans
Organization and Business Operations
Price of warrant | $ / shares					$ 1.50	$ 1.50
Loan conversion agreement warrant					$ 2,000,000	$ 2,000,000
Initial Public Offering
Organization and Business Operations
Number of units sold | shares			33,350,000			33,350,000
Purchase price, per unit | $ / shares			$ 10.00
Proceeds from issuance initial public offering			$ 333,500,000
Transaction cost					18,903,894	$ 18,903,894
Underwriting fees					6,670,000	6,670,000
Deferred underwriting fee					11,672,500	11,672,500		$ 11,672,500
Other offering costs					$ 561,394	$ 561,394
Investment of cash into Trust Account			$ 333,500,000
Share price | $ / shares					$ 10.00	$ 10.00
Over-allotment option
Organization and Business Operations
Number of units sold | shares			3,350,000
Maximum number of shares issued to underwriters | shares			4,500,000
Purchase price, per unit | $ / shares			$ 10.00
Class A Common Stock
Organization and Business Operations
Offering costs as a reduction of temporary equity						$ 18,244,148
Class A Common Stock | Initial Public Offering
Organization and Business Operations
Number of shares in a unit | shares			1
Warrants
Organization and Business Operations
Offering costs as a reduction of temporary equity					$ 659,746	$ 659,746
Private Placement Warrants | Private Placement
Organization and Business Operations
Proceeds from issuance of Private Placement Warrants			$ 9,170,000
Public Warrants | Initial Public Offering
Organization and Business Operations
Number of warrants in a unit | shares			0.25
Number of shares issuable per warrant | shares			1